Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2045 Fund
June 30, 2026
AFF45-NPRT1-0826
1.833434.120
Bond Funds - 5.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	115,378	883,794
Fidelity Series Emerging Markets Debt Fund (b)	1,439,413	12,479,707
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	324,778	3,134,103
Fidelity Series Floating Rate High Income Fund (b)	214,079	1,856,065
Fidelity Series High Income Fund (b)	1,360,457	12,162,486
Fidelity Series International Credit Fund (b)	92,775	789,516
Fidelity Series International Developed Markets Bond Index Fund (b)	4,131,032	35,279,015
Fidelity Series Investment Grade Bond Fund (b)	322	3,238
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,099,125	80,478,339
Fidelity Series Real Estate Income Fund (b)	189,676	1,919,525
TOTAL BOND FUNDS (Cost $161,048,307)		148,985,788

Domestic Equity Funds - 53.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	11,235,547	204,262,246
Fidelity Advisor Series Growth Opportunities Fund (b)	6,943,623	144,774,539
Fidelity Series All-Sector Equity Fund (b)	6,526,712	98,879,681
Fidelity Series Commodity Strategy Fund (b)	47,218	5,062,193
Fidelity Series Intrinsic Opportunities Fund (b)	2,060,606	24,933,331
Fidelity Series Large Cap Stock Fund (b)	9,785,069	288,855,240
Fidelity Series Large Cap Value Index Fund (b)	1,244,954	26,368,125
Fidelity Series Opportunistic Insights Fund (b)	6,189,976	176,104,816
Fidelity Series Small Cap Core Fund (b)	467,792	7,596,938
Fidelity Series Small Cap Discovery Fund (b)	1,714,713	22,565,622
Fidelity Series Small Cap Opportunities Fund (b)	2,013,013	40,682,989
Fidelity Series Stock Selector Large Cap Value Fund (b)	10,281,837	159,060,024
Fidelity Series Value Discovery Fund (b)	8,532,347	159,213,598
TOTAL DOMESTIC EQUITY FUNDS (Cost $847,248,561)		1,358,359,342

International Equity Funds - 40.0%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,630,129	96,862,296
Fidelity Series Emerging Markets Fund (b)	4,512,887	68,866,653
Fidelity Series Emerging Markets Opportunities Fund (b)	8,628,139	277,308,400
Fidelity Series International Growth Fund (b)	8,520,501	183,787,196
Fidelity Series International Small Cap Fund (b)	1,044,364	19,748,927
Fidelity Series International Value Fund (b)	10,798,713	180,770,459
Fidelity Series Overseas Fund (b)	11,264,185	182,367,154
Fidelity Series Select International Small Cap Fund (b)	128,556	1,988,758
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $592,925,603)		1,011,699,843

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	330,000	329,505
US Treasury Bills 0% 7/2/2026 (d)	3.63	1,220,000	1,219,878
US Treasury Bills 0% 7/23/2026 (d)	3.63	2,870,000	2,863,707
US Treasury Bills 0% 7/30/2026 (d)	3.62	1,810,000	1,804,758
US Treasury Bills 0% 7/9/2026 (d)	3.63	290,000	289,766
US Treasury Bills 0% 8/13/2026 (d)	3.63	40,000	39,826
US Treasury Bills 0% 8/27/2026 (d)	3.62 to 3.63	240,000	238,605
US Treasury Bills 0% 8/6/2026 (d)	3.63	140,000	139,494
US Treasury Bills 0% 9/10/2026 (d)	3.66 to 3.67	560,000	555,974
US Treasury Bills 0% 9/17/2026 (d)	3.66	120,000	119,052
US Treasury Bills 0% 9/3/2026 (d)	3.65 to 3.66	60,000	59,610
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,660,237)			7,660,175

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,533,993)	3.69	3,533,287	3,533,993

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,612,416,701)	2,530,239,141
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,156,029)
NET ASSETS - 100.0%	2,528,083,112

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	604	9/2026	67,817,875	467,639
CBOT US Treasury Long Bond Contracts (United States)	461	9/2026	52,121,813	1,237,497
ICE MSCI EAFE Index Contracts (United States)	120	9/2026	18,871,800	(39,301)
ICE MSCI Emerging Markets Index Contracts (United States)	230	9/2026	20,208,950	7,613
TOTAL LONG				1,673,448
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(127)	9/2026	(19,339,560)	(615,154)
CME E-Mini S&P 500 Index Contracts (United States)	(48)	9/2026	(18,115,800)	(215,051)
TOTAL SHORT				(830,205)
TOTAL FUTURES CONTRACTS				843,243

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,660,175.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,814,710	14,796,657	16,077,374	25,197	-	-	3,533,993	3,533,287	0.0%
Total	4,814,710	14,796,657	16,077,374	25,197	-	-	3,533,993

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	183,810,598	6,277,010	21,606,783	-	1,848,984	33,932,437	204,262,246	11,235,547
Fidelity Advisor Series Growth Opportunities Fund	130,005,565	1,678,182	24,228,371	-	2,696,188	34,622,975	144,774,539	6,943,623
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	897,717	17,888	41,285	474	(6,904)	16,378	883,794	115,378
Fidelity Series All-Sector Equity Fund	84,749,541	1,851,688	2,786,715	-	236,638	14,828,529	98,879,681	6,526,712
Fidelity Series Canada Fund	89,822,294	7,550,972	2,815,452	-	309,895	1,994,587	96,862,296	4,630,129
Fidelity Series Commodity Strategy Fund	15,252,194	652,524	10,549,410	-	1,411,075	(1,704,190)	5,062,193	47,218
Fidelity Series Emerging Markets Debt Fund	11,052,161	1,417,120	391,293	169,578	11,727	389,992	12,479,707	1,439,413
Fidelity Series Emerging Markets Debt Local Currency Fund	3,087,006	39,641	101,145	-	(2,099)	110,700	3,134,103	324,778
Fidelity Series Emerging Markets Fund	58,619,178	1,881,399	3,818,424	-	1,318,529	10,865,971	68,866,653	4,512,887
Fidelity Series Emerging Markets Opportunities Fund	231,932,272	3,437,120	12,404,625	-	2,750,423	51,593,210	277,308,400	8,628,139
Fidelity Series Floating Rate High Income Fund	1,861,928	62,693	70,783	33,670	78	2,149	1,856,065	214,079
Fidelity Series Government Money Market Fund	-	8,193,454	8,193,454	16,607	-	-	-	-
Fidelity Series High Income Fund	11,577,968	785,181	384,368	190,885	7,128	176,577	12,162,486	1,360,457
Fidelity Series International Credit Fund	778,809	6,660	4,332	6,660	335	8,044	789,516	92,775
Fidelity Series International Developed Markets Bond Index Fund	24,842,228	11,044,988	919,133	208,241	(8,648)	319,580	35,279,015	4,131,032
Fidelity Series International Growth Fund	167,125,222	2,226,406	10,569,046	-	1,341,523	23,663,091	183,787,196	8,520,501
Fidelity Series International Small Cap Fund	21,807,139	28,090	3,889,931	-	1,018,774	784,855	19,748,927	1,044,364
Fidelity Series International Value Fund	167,880,388	8,242,295	5,297,231	-	497,904	9,447,103	180,770,459	10,798,713
Fidelity Series Intrinsic Opportunities Fund	27,420,706	-	5,882,833	-	331,046	3,064,412	24,933,331	2,060,606
Fidelity Series Investment Grade Bond Fund	-	3,510	264	-	(1)	(7)	3,238	322
Fidelity Series Large Cap Stock Fund	250,076,412	15,796,085	7,902,152	-	991,815	29,893,080	288,855,240	9,785,069
Fidelity Series Large Cap Value Index Fund	23,535,466	711,617	1,121,289	-	126,960	3,115,371	26,368,125	1,244,954
Fidelity Series Long-Term Treasury Bond Index Fund	61,934,633	20,922,717	2,450,720	660,223	(32,392)	104,101	80,478,339	15,099,125
Fidelity Series Opportunistic Insights Fund	157,168,628	2,282,876	8,805,166	-	873,456	24,585,022	176,104,816	6,189,976
Fidelity Series Overseas Fund	167,618,376	3,153,636	7,276,061	-	488,975	18,382,228	182,367,154	11,264,185
Fidelity Series Real Estate Income Fund	1,923,129	46,294	71,239	17,268	542	20,799	1,919,525	189,676
Fidelity Series Select International Small Cap Fund	1,816,962	36,583	26,343	-	2,241	159,315	1,988,758	128,556
Fidelity Series Small Cap Core Fund	6,411,958	306,685	210,582	228,006	26,761	1,062,116	7,596,938	467,792
Fidelity Series Small Cap Discovery Fund	19,973,822	237,352	1,951,563	237,315	191,914	4,114,097	22,565,622	1,714,713
Fidelity Series Small Cap Opportunities Fund	41,258,298	-	8,103,272	-	3,453,295	4,074,668	40,682,989	2,013,013
Fidelity Series Stock Selector Large Cap Value Fund	141,853,457	9,544,873	6,373,791	-	326,110	13,709,375	159,060,024	10,281,837
Fidelity Series Value Discovery Fund	141,473,574	9,230,458	7,035,694	-	374,915	15,170,345	159,213,598	8,532,347
	2,247,567,629	117,665,997	165,282,750	1,768,927	20,587,187	298,506,910	2,519,044,973

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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